Loans and Convertible Bridge Financing (Tables)	6 Months Ended
Jun. 30, 2019
Property Plant And Equipment Net Of Accumulated Depreciation Annual Rate
Schedule of current and non-current liabilities

Type of CLA	Original principal loans amounts	Additional principal loans provided	Loans already converted	Remaining principal loans amount	Converted through		Loans presented as of June 30, 2019

CLA August 2017(**)	$905,555	$22,322	$(115,322)	$812,555	2020		$901,936	(*****)
CLA March 2018(*)	150,000	-	-	150,000	2019		141,094	(*****)
CLA May 2018(*)	170,000	-	-	170,000	2019		178,286	(*****)
CLA October 2018(**)	1,000,000	-	-	1,000,000	2020	(***)	721,695	(*****)
CLA November 2018(**)	225,000	-	-	225,000	2020	(***)	179,360	(*****)
CLA December 2018(**)	400,000	-	-	400,000	2020	(***)	241,900	(*****)
CLA January-April 2019 (**)	200,000	-	-	200,000	2021	(***)	124,718	Refer to Note 3b
CLA March-April 2019 (**)	1,000,000	-	-	1,000,000	2020	(****)	1,074,773	Refer to Note 3a

	$4,050,555	$22,322	$(115,322)	$3,957,555			$3,563,762

(*)	Aggregated to $319,380 and presented within the current liabilities
(**)	Aggregated to $2,827,290 and presented within the non-current liabilities
(***)	Structured as a 24 month- convertible loans or less in case of a Public Offering (“PO”) event
(****)	Structured as convertible loans up to October 2020 or less in case of a PO event
(*****)	Issued in connection with the 2017 and 2018 CLA’s